As filed with the Securities and Exchange Commission on October 23, 2017

1933 Act Registration No. 033-68666

1940 Act Registration No. 811-08004

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 182	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 184	☒

AMG FUNDS IV

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300

Greenwich, Connecticut 06830

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

(Name and Address of Agent for Service) Jeffrey T. Cerutti, Chief Executive Officer and President AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830	Copy to: Gregory C. Davis Ropes & Gray LLP Three Embarcadero Center San Francisco, California 94111-4006

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to AMG Managers DoubleLine Core Plus Bond Fund (formerly ASTON/DoubleLine Core Plus Fixed Income Fund), AMG Managers Fairpointe Mid Cap Fund (formerly ASTON/Fairpointe Mid Cap Fund), AMG Managers Pictet International Fund (formerly ASTON/Pictet International Fund), AMG Managers Silvercrest Small Cap Fund (formerly ASTON/Silvercrest Small Cap Fund), AMG River Road Dividend All Cap Value Fund (formerly ASTON/River Road Dividend All Cap Value Fund), AMG River Road Dividend All Cap Value Fund II (formerly ASTON/River Road Dividend All Cap Value Fund II), AMG River Road Focused Absolute Value Fund (formerly ASTON/River Road Focused Absolute Value Fund), AMG River Road Long-Short Fund (formerly ASTON/River Road Long-Short Fund), AMG River Road Small-Mid Cap Value Fund (formerly AMG River Road Select Value Fund) and AMG River Road Small Cap Value Fund (formerly ASTON/River Road Small Cap Value Fund), each a series of AMG Funds IV (the “Trust”). The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds IV certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Greenwich, and State of Connecticut, on the 23rd day of October, 2017.

AMG FUNDS IV

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	October 23, 2017
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	October 23, 2017
Christine C. Carsman

/s/ Edward J. Kaier*	Trustee	October 23, 2017
Edward J. Kaier

/s/ Kurt A. Keilhacker*	Trustee	October 23, 2017
Kurt A. Keilhacker

/s/ Steven J. Paggioli*	Trustee	October 23, 2017
Steven J. Paggioli

/s/ Richard F. Powers III*	Trustee	October 23, 2017
Richard F. Powers III

/s/ Eric Rakowski*	Trustee	October 23, 2017
Eric Rakowski

/s/ Victoria L. Sassine*	Trustee	October 23, 2017
Victoria L. Sassine

/s/ Thomas R. Schneeweis*	Trustee	October 23, 2017
Thomas R. Schneeweis

/s/ Jeffrey T. Cerutti	President and	October 23, 2017
Jeffrey T. Cerutti	Principal Executive Officer
(Principal Executive Officer)

/s/ Thomas Disbrow	Treasurer,	October 23, 2017
Thomas Disbrow	Chief Financial Officer, and
Principal Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/s/ Keitha L. Kinne
Keitha L. Kinne

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-68666 and 811-08004 (filed July 31, 2017)

Date: October 23, 2017

AMG Funds IV

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase